OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for purchase of property and equipment	¥ 89,847		¥ 77,596
Demonstration fleet	3,521		3,819
Long-term deposits	6,111		8,612
Others	767		141
Other non-current assets	¥ 100,246	$ 13,734	¥ 90,168